Revenue, Other Income and Other Gain - Schedule of Analysis of Revenue (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Gain Loss Due To Change In Fair Value Of Investments In Related Parties	$ 0	$ 27,298	$ 70,133